Earnings per share - Diluted (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Earnings per share
Net profit attributable to owners of WBC	$ 5,694	$ 5,458	$ 2,290
Adjustment for RSP dividends			(2)
Adjustment for potential dilution:
Distributions to convertible loan capital holders	233	218
Adjusted net profit attributable to owners of WBC	$ 5,927	$ 5,676	$ 2,288
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,564	3,657	3,595
Treasury shares (including RSP share rights)	(5)	(4)	(5)
Adjustment for potential dilution:
Share-based payments	4	4	1
Convertible loan capital	326	461
Adjusted weighted average number of ordinary shares	3,889	4,118	3,591
Earnings per ordinary share (cents)	$ 1.524	$ 1.378	$ 0.637